Operating expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of expenses by nature

(in thousands of euro)	Year ended December 31,
	2021 (1)			2022			2023
	R&D	G&A	Total	R&D	G&A	Total	R&D	G&A	Impairment	Total
Subcontracting costs(1)	(24,189)	(101)	(24,290)	(24,432)	—	(24,432)	(27,568)	—	—	(27,568)
Cost of supplies and consumable materials	(2,533)	(532)	(3,065)	(3,051)	(531)	(3,582)	(2,611)	(244)	—	(2,855)
Personnel expenses other than share-based compensation	(14,859)	(8,616)	(23,475)	(14,329)	(8,025)	(22,354)	(14,834)	(6,874)	—	(21,708)
Share-based compensation	(349)	(2,267)	(2,617)	(2,044)	(2,204)	(4,249)	(2,288)	(1,968)	—	(4,256)
Personnel expenses	(15,208)	(10,883)	(26,092)	(16,373)	(10,229)	(26,603)	(17,121)	(8,842)	—	(25,964)
Non-scientific advisory and consulting(2)	(161)	(5,108)	(5,269)	(1,441)	(4,244)	(5,685)	(732)	(2,906)	—	(3,638)
Leasing and maintenance	(260)	(1,754)	(2,014)	(200)	(1,798)	(1,998)	(879)	(1,047)	—	(1,926)
Travel expenses and meeting attendance	(103)	(170)	(273)	(466)	(252)	(718)	(380)	(268)	—	(648)
Marketing, communication and public relations	(79)	(393)	(472)	(130)	(530)	(660)	(52)	(316)	—	(368)
Scientific advisory and consulting(3)	(288)	—	(288)	(1,263)	—	(1,263)	(1,220)	—	—	(1,220)
Other purchases and external expenses	(30)	(2,395)	(2,425)	(91)	(2,557)	(2,648)	(28)	(2,636)	—	(2,664)
Depreciation and amortization	(3,153)	(1,416)	(4,569)	(2,928)	(1,496)	(4,424)	(3,891)	(1,202)	—	(5,093)
Intellectual property expenses	(1,279)	(305)	(1,584)	(996)	(296)	(1,292)	(1,292)	(203)	—	(1,495)
Other income and (expenses), net	279	(2,467)	(2,188)	(292)	(503)	(795)	(248)	(623)	—	(872)
Impairment of intangible assets (4)	—	—	—	—	—	(41,000)	—		—	—
Total net operating expenses	(47,004)	(25,524)	(72,528)	(51,663)	(22,436)	(115,099)	(56,022)	(18,288)	—	(74,310)
(1)The Company subcontracts a significant part of its preclinical (pharmaceutical development, tolerance studies and other model experiments, etc.) and clinical operations (coordination of trials, hospital costs, etc.) to third parties. Associated costs are recorded in subcontracting on the basis of the level of completion of the clinical trials.
(2)Non-scientific advisory and consulting are services performed to support the selling, general and administration activities of the Company, such as legal, accounting and audit fees as well as business development support.
(3)Scientific advisory and consulting expenses relate to consulting services performed by third parties to support the research and development activities of the Company.
(4)Following the Company's decision in December 2022 to stop the development of avdoralimab in bullous pemphigoid ("BP") indication in inflammation, only indication supporting the recoverable amount of the asset as of December 31, 2021 (as well as of June 30, 2022), the rights relating to the intangible asset have been fully impaired for their net book value on the date of the decision, i.e. €41,000 thousand (see note 6)

Disclosure of audit and non-audit fees

	Year ended December 31,
	2021		2022		2023
(in thousands of euro)	Deloitte & Associés	Total	Deloitte & Associés	Total	Deloitte & Associés	Total
Audit fees	702	702	855	855	725	725
Non-audit fees	78	78	248	248	213	213
Total	780	780	1,103	1,103	938	938
*Non-audit fees: these fees correspond to services performed by the auditors related to the production of certification in the context of the declaration of expenses for the obtention of grants; to the verification report of social and environmental information, special reports within the framework of operations on the Company’s capital